Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Consolidated Balance Sheets
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$67	Financial instruments-current liabilities	$2,604	$486
Interest rate swaps	Financial instruments-non-current assets	411	-	Financial instruments-non-current liabilities	-	-
Total derivatives		$411	$67	Total derivatives	$2,604	$486

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Loss
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2015	2016
Interest rate swaps	Loss on interest rate swaps	$(11,448)	$(709)
Total		$(11,448)	$(709)

Fair Value, Assets Measured on a Recurring and Non-Recurring Basis
	June 30, 2016	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$67	$-	$67	$-
Interest rate swaps - liability position	(486)	-	(486)	-
Total	$(419)	$-	$(419)	$-

	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels held for sale	$-	$97,515	-
Total	$-	$97,515	$-